INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Operating loss carry forward	$ 12,791	$ 7,595
Reserves and allowances	4,688	5,073
Deferred tax assets before valuation allowance	17,479	12,668
Valuation allowance	(17,479)	(12,668)
Net deferred tax assets	$ 0	$ 0